Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	Basin Electric Power Cooperative
Entity Incorporation, State or Country Code	ND
Entity File Number	333-295074
Entity Tax Identification Number	45-0277395
Entity Address, Address Line One	1717 East Interstate Avenue
Entity Address, City or Town	Bismarck
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58503
City Area Code	701
Local Phone Number	223-0441
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000720515